Note 16 - Investment Securities - Portions of Investment Securities (Details) - BRL (R$) R$ in Millions		Dec. 31, 2017	Dec. 31, 2016
Statement Line Items [Line Items]
Debt held-to-maturity (i)	[1]	R$ 122.0	R$ 104.3
Non-current investments securities		122.0	104.3
Financial asset at fair value through profit or loss-held for trading		11.9	282.8
Current investments securities		11.9	282.8
Total		R$ 133.9	R$ 387.1

[1]	The balance refers substantially to Bank Deposit Certificates - CDB linked to tax incentives.